Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
December 31, 2025
AFF30-NPRT3-0226
1.811336.121
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	657,814	6,472,887
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	25,127,977	190,470,064
Fidelity Series Emerging Markets Debt Fund (b)	1,779,067	15,175,443
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	485,262	4,629,396
Fidelity Series Floating Rate High Income Fund (b)	270,089	2,376,779
Fidelity Series High Income Fund (b)	1,755,109	15,638,019
Fidelity Series International Credit Fund (b)	220,045	1,859,376
Fidelity Series International Developed Markets Bond Index Fund (b)	16,993,644	144,106,102
Fidelity Series Investment Grade Bond Fund (b)	63,756,829	649,682,086
Fidelity Series Long-Term Treasury Bond Index Fund (b)	22,863,696	123,235,322
Fidelity Series Real Estate Income Fund (b)	272,283	2,752,782
TOTAL BOND FUNDS (Cost $1,278,291,159)		1,156,398,256

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,882,696	158,123,140
Fidelity Advisor Series Growth Opportunities Fund (b)	6,343,402	111,453,570
Fidelity Series All-Sector Equity Fund (b)	5,285,384	73,572,552
Fidelity Series Commodity Strategy Fund (b)	212,399	20,549,646
Fidelity Series Intrinsic Opportunities Fund (b)	2,296,492	24,411,707
Fidelity Series Large Cap Stock Fund (b)	8,058,833	215,170,835
Fidelity Series Large Cap Value Index Fund (b)	1,132,366	20,643,033
Fidelity Series Opportunistic Insights Fund (b)	5,331,490	136,006,314
Fidelity Series Small Cap Core Fund (b)	418,578	5,659,180
Fidelity Series Small Cap Discovery Fund (b)	1,666,250	18,312,092
Fidelity Series Small Cap Opportunities Fund (b)	2,247,387	36,452,624
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,579,014	124,567,278
Fidelity Series Value Discovery Fund (b)	7,312,203	124,526,812
TOTAL DOMESTIC EQUITY FUNDS (Cost $672,414,507)		1,069,448,783

International Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,868,941	76,411,580
Fidelity Series Emerging Markets Fund (b)	4,329,633	50,829,893
Fidelity Series Emerging Markets Opportunities Fund (b)	8,275,535	203,991,946
Fidelity Series International Growth Fund (b)	7,701,164	147,169,237
Fidelity Series International Small Cap Fund (b)	2,018,877	36,117,705
Fidelity Series International Value Fund (b)	9,502,776	148,243,304
Fidelity Series Overseas Fund (b)	9,866,079	147,300,555
Fidelity Series Select International Small Cap Fund (b)	177,098	2,447,501
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $491,720,063)		812,511,721

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	3,940,000	3,932,222
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,090,000	3,081,840
US Treasury Bills 0% 3/12/2026 (d)	3.64	40,000	39,727
US Treasury Bills 0% 3/19/2026 (d)	3.56	460,000	456,575
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	80,000	79,513
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,587,953)			7,589,877

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	3,478,443	3,479,139
Fidelity Series Government Money Market Fund (b)(f)	3.84	13,584,607	13,584,607
TOTAL MONEY MARKET FUNDS (Cost $17,063,797)			17,063,746

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,467,077,479)	3,063,012,383
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,831,279)
NET ASSETS - 100.0%	3,061,181,104

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	16	3/2026	2,321,680	1,413

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,160	3/2026	133,128,125	(755,388)
CBOT US Treasury Long Bond Contracts (United States)	199	3/2026	22,928,531	(266,798)

TOTAL INTEREST RATE CONTRACTS				(1,022,186)

TOTAL LONG				(1,020,773)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	176	3/2026	21,982,400	424,009
CME E-Mini S&P 500 Index Contracts (United States)	134	3/2026	46,179,750	247
ICE MSCI Emerging Markets Index Contracts (United States)	43	3/2026	3,034,510	536

TOTAL SHORT				424,792

TOTAL FUTURES CONTRACTS				(595,981)
The notional amount of long futures as a percentage of Net Assets is 5.1%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,589,877.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,019,531	45,395,688	53,936,145	177,227	117	(52)	3,479,139	3,478,443	0.0%
Total	12,019,531	45,395,688	53,936,145	177,227	117	(52)	3,479,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	144,318,417	28,659,729	29,868,640	19,815,998	736,395	14,277,239	158,123,140	9,882,696
Fidelity Advisor Series Growth Opportunities Fund	100,550,796	19,277,108	28,022,880	15,063,598	6,449,945	13,198,601	111,453,570	6,343,402
Fidelity Advisor Series Small Cap Fund	471,425	-	459,932	-	29,793	(41,286)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,422,380	5,353,382	224,946	114,315	3,281	(81,210)	6,472,887	657,814
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	163,060,377	45,982,546	14,572,455	7,690,356	(1,164,313)	(2,836,091)	190,470,064	25,127,977
Fidelity Series All-Sector Equity Fund	63,851,535	6,689,521	9,815,371	3,958,236	379,791	12,467,076	73,572,552	5,285,384
Fidelity Series Canada Fund	52,475,419	16,710,404	5,442,539	1,544,612	1,009,274	11,659,022	76,411,580	3,868,941
Fidelity Series Commodity Strategy Fund	5,725,922	15,080,730	514,432	163,870	28,927	228,499	20,549,646	212,399
Fidelity Series Emerging Markets Debt Fund	14,449,893	1,155,929	1,409,858	679,633	(88,415)	1,067,894	15,175,443	1,779,067
Fidelity Series Emerging Markets Debt Local Currency Fund	4,385,324	356,775	418,541	301,980	(26,651)	332,489	4,629,396	485,262
Fidelity Series Emerging Markets Fund	48,950,353	2,326,195	13,373,993	1,242,589	1,830,715	11,096,623	50,829,893	4,329,633
Fidelity Series Emerging Markets Opportunities Fund	195,918,157	7,835,870	52,333,421	5,161,245	11,788,950	40,782,390	203,991,946	8,275,535
Fidelity Series Floating Rate High Income Fund	2,461,680	182,943	256,673	143,885	(19,095)	7,924	2,376,779	270,089
Fidelity Series Government Money Market Fund	-	13,704,564	119,957	41,070	-	-	13,584,607	13,584,607
Fidelity Series High Income Fund	15,325,319	1,067,326	1,386,076	856,370	(38,722)	670,172	15,638,019	1,755,109
Fidelity Series International Credit Fund	1,763,472	82,756	-	82,756	-	13,148	1,859,376	220,045
Fidelity Series International Developed Markets Bond Index Fund	136,636,599	21,067,822	11,446,692	5,504,096	(385,689)	(1,765,938)	144,106,102	16,993,644
Fidelity Series International Growth Fund	135,450,982	21,581,599	20,649,517	11,659,136	6,176,399	4,609,774	147,169,237	7,701,164
Fidelity Series International Small Cap Fund	37,174,671	5,536,959	9,861,487	4,833,967	3,298,593	(31,031)	36,117,705	2,018,877
Fidelity Series International Value Fund	151,636,312	17,051,219	42,272,383	15,032,157	16,335,696	5,492,460	148,243,304	9,502,776
Fidelity Series Intrinsic Opportunities Fund	24,592,924	2,995,542	3,918,413	2,696,662	(116,011)	857,665	24,411,707	2,296,492
Fidelity Series Investment Grade Bond Fund	619,780,906	80,503,689	58,262,584	20,468,975	(2,069,083)	9,729,158	649,682,086	63,756,829
Fidelity Series Large Cap Stock Fund	195,546,375	24,689,043	40,925,595	20,471,028	10,018,302	25,842,710	215,170,835	8,058,833
Fidelity Series Large Cap Value Index Fund	19,351,804	1,856,629	2,421,608	700,263	326,727	1,529,481	20,643,033	1,132,366
Fidelity Series Long-Term Treasury Bond Index Fund	135,078,406	14,040,219	23,002,929	3,800,949	(7,576,295)	4,695,921	123,235,322	22,863,696
Fidelity Series Opportunistic Insights Fund	123,912,040	23,184,473	25,411,428	19,242,002	7,409,493	6,911,736	136,006,314	5,331,490
Fidelity Series Overseas Fund	138,829,222	16,749,337	14,715,717	12,291,760	3,848,623	2,589,090	147,300,555	9,866,079
Fidelity Series Real Estate Income Fund	2,799,087	173,753	256,716	134,653	1,103	35,555	2,752,782	272,283
Fidelity Series Select International Small Cap Fund	517,466	1,674,018	126,319	70,888	11,714	370,622	2,447,501	177,098
Fidelity Series Small Cap Core Fund	5,399,249	80,282	1,071,414	46,128	(36,081)	1,287,144	5,659,180	418,578
Fidelity Series Small Cap Discovery Fund	17,957,951	1,982,361	2,926,169	1,799,103	(36,360)	1,334,309	18,312,092	1,666,250
Fidelity Series Small Cap Opportunities Fund	35,226,900	1,827,673	7,676,903	1,617,525	2,501,277	4,573,677	36,452,624	2,247,387
Fidelity Series Stock Selector Large Cap Value Fund	114,076,783	18,322,101	15,772,427	9,056,245	352,781	7,588,040	124,567,278	8,579,014
Fidelity Series Value Discovery Fund	117,712,195	13,923,245	17,196,522	6,900,025	893,486	9,194,408	124,526,812	7,312,203
	2,826,810,341	431,705,742	456,134,537	193,186,075	61,874,550	187,687,271	3,051,943,367

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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